INVESTMENTS - Schedule of Investment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Total Equity Investments	$ 7,780	$ 8,210	$ 2,018
Domestic Solana Fund
Schedule of Equity Method Investments [Line Items]
Equity Method Investees	$ 3,916	$ 5,748	$ 0
Equity method investment, ownership interest, percentage	4.80%	4.80%
Reflow
Schedule of Equity Method Investments [Line Items]
Equity Method Investees	$ 50	$ 920
Equity method investment, ownership interest, percentage	17.30%	17.30%	17.30%
Fig SIX
Schedule of Equity Method Investments [Line Items]
Equity Method Investees	$ 2,477	$ 0
Equity method investment, ownership interest, percentage	5.00%
JAM FINTOP
Schedule of Equity Method Investments [Line Items]
Measurement Alternative Investments	$ 1,337	$ 1,542	$ 1,542
Measurement alternative, ownership percentage	1.00%	1.00%	1.00%
Total equity method investments
Schedule of Equity Method Investments [Line Items]
Equity Method Investees	$ 6,443	$ 6,668	$ 477